SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 29, 2013
SHAREHOLDERS' EQUITY [Abstract]
Changes in the number of shares of our common stock
The changes in the number of shares of our common stock (excluding Treasury stock) during 2013, 2012 and 2011 are as follows (in thousands):

	Common Stock
	Class C	Class B	Class A
Balance at December 26, 2010	3,264	8,595	43,196
Conversion of class B shares to class A shares	-	(1,683)	1,683
Shares repurchased	-	-	(1,100)
Shares issued under equity incentive and employee stock purchase plans	-	302	-
Balance at December 25, 2011	3,264	7,214	43,779
Conversion of class B shares to class A shares	-	(682)	682
Shares repurchased	(3,264)		(710)
Shares issued under equity incentive and employee stock purchase plans	-	374	-
Balance at December 30, 2012	-	6,906	43,751
Conversion of class B shares to class A shares	-	(919)	919
Shares repurchased	-	-	-
Shares issued under equity incentive and employee stock purchase plans	-	147	-
Balance at December 29, 2013	-	6,134	44,670